Note 7 - Due to Related Parties (Details) - Amounts Due to Related Parties (Parentheticals)	Nov. 30, 2013 USD ($)	Jan. 10, 2013	Nov. 30, 2012 USD ($)	Nov. 30, 2013 Promissory Note Payable to Two Directors and Officers of the Company [Member] USD ($)		Nov. 30, 2013 Promissory Note Payable to Two Directors and Officers of the Company [Member] CAD		Nov. 30, 2012 Promissory Note Payable to Two Directors and Officers of the Company [Member] USD ($)		Nov. 30, 2012 Promissory Note Payable to Two Directors and Officers of the Company [Member] CAD		Nov. 30, 2013 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] USD ($)	Nov. 30, 2013 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] CAD	Nov. 30, 2012 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] USD ($)	Nov. 30, 2012 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] CAD	Nov. 30, 2013 Unsecured Convertible Debentures [Member]
Related Party Transaction [Line Items]
Note payable related party (Canadian Dollars)	$ 759,564		$ 783,717	$ 733,042	[1]	778,491		$ 755,368	[1]	750,534		$ 26,522	28,167	$ 28,349	28,167
Annual interest rate		12.00%		6.00%	[1]	6.00%	[1]	6.00%	[1]	6.00%	[1]					12.00%	[2]

[1]	Promissory note payableThe promissory note dated September 10, 2004 issued by IPC Corp to Dr. Isa Odidi and Dr. Amina Odidi (the "Promissory Note"), principal shareholders, directors and executive officers of the Company was amended effective October 22, 2009 ("effective date"), to provide that the principal amount thereof shall be payable when payment is required solely out of (i) revenues earned by IPC Corp following the effective date, and/or proceeds received by any IPC Company from any offering of its securities following the effective date, other than the proceeds from the transactions completed in February 2011, March 2012, March 2013 and July 2013 (Note 10) and/or amounts received by IPC Corp for scientific research tax credits of IPC Corp and (ii) up to C$800,000 from the Net Cash (as defined in the IPC Arrangement Agreement). During the year ended November 30, 2013, no principal repayment was made (2012 - $Nil; 2011 -$801,551) and interest payment of $16,640 (C$17,671) (2012 - $39,173; 2011 - $163,099) in respect of the promissory note was made by the Company in accordance with the terms of the IPC Arrangement Agreement.Interest expense on the promissory note payable to related parties for the year ended November 30, 2013 is $43,538 (2012 - $45,278; 2011 - $73,011) and has been included in the consolidated statement of operations and comprehensive loss.
[2]	Convertible debentureOn January 10, 2013, the Company completed a private placement financing (the "Financing") of an unsecured convertible debenture in the principal amount of $1.5 million (the "Debenture"), which will mature January 1, 2015. The Debenture bears interest at a rate of 12% per annum, payable monthly, is pre-payable at any time at the option of the Company, and is convertible at any time into 500,000 common shares at a conversion price of $3.00 per common share at the option of the holder.Dr. Isa Odidi and Dr. Amina Odidi, principal shareholders, directors and executive officers of the Company purchased the Debenture and provided the Company with the $1.5 million of the proceeds for the Debenture.The conversion price of the Debenture is in U.S. dollars and IPC's functional currency is Canadian dollars. Under U.S. GAAP where the conversion price of the Debenture is denominated in a currency other than an entity's functional currency, the conversion option meets the definition of an embedded derivative. The conversion option is bifurcated from its host contract and the fair value of the conversion option characterized as an embedded derivative upon issuance. The embedded derivative is presented together on a combined basis with the host contract. The derivative is re-measured at the end of every reporting period with the change in value reported in the consolidated statements of operations and comprehensive loss.The proceeds received from the Debenture less the initial amount allocated to the embedded derivative were allocated to the liability and are accreted over the life of the Debenture using the imputed rate of interest. The fair value of the conversion option at January 10, 2013 using the Black-Scholes Option Pricing Model were initially estimated to be $220,100, using volatility of 46.6%, risk-free interest rate of 0.26%, expected life of two years, and dividend yield of Nil. The fair value of the conversion option at November 30, 2013 using the Black-Scholes Option Pricing Model was estimated to be $728,950, using volatility of 64.6%, risk-free interest rate of 0.12%, expected life of 1.1 years, and dividend yield of Nil. This amount has been recorded in the convertible debenture line on the consolidated balance sheet. The change in fair value of the conversion option from the previously recorded amount to the year ended November 30, 2013 is a loss of $533,149 (2012 - $Nil; 2011 - $Nil), and has been recorded as a fair value adjustment of derivative liabilities in the consolidated statements of operations and comprehensive loss. The proceeds of $1.5 million less the initial fair value of the conversion option embedded derivative of $220,100, totaled $1,279,900 and is accreted at an annual imputed interest rate of 8%, over the life of the Debenture. Accreted interest expense during year ended November 30, 2013 is $96,556 (2012 - $Nil; 2011 -$Nil), and has been included in the consolidated statements of operations and comprehensive loss. In addition, the coupon interest on the Debenture for the year ended November 30, 2013 is $159,671 (2012 - $Nil; 2011 - $Nil), and has also been included in the consolidated statements of operations and comprehensive loss.